Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)
Note 25 — Selected Quarterly Financial Data (Unaudited)

Our results of operations by quarter for the years ended December 31, 2015 and 2014 were as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter		Total
	(In millions, except per share amounts)
2015
Revenues	$1,679.7	$1,699.4	$1,632.1	$1,647.4		$6,658.6
Gross margin	421.1	471.3	468.8	459.8		1,821.0
Operating income (loss)	138.5	112.4	115.3	(206.9	)(1)(2)	159.3
Net income (loss)	35.9	23.8	20.8	(231.9)		(151.4)
Net income attributable to Targa common shareholders	3.4	15.2	12.7	27.0		58.3
Net income per common share - basic	$0.07	$0.27	$0.23	$0.48		$1.09
Net income per common share - diluted	$0.07	$0.27	$0.23	$0.48		$1.09

2014
Revenues	$2,294.7	$2,000.6	$2,288.3	$2,032.9		$8,616.5
Gross margin	392.8	398.2	420.6	412.2		1,623.8
Operating income	158.4	150.3	168.7	163.1	(1)	640.5
Net income	106.9	103.2	120.4	92.5		423.0
Net income attributable to Targa / common shareholders	19.6	26.4	30.7	25.6		102.3
Net income per common share - basic	$0.47	$0.63	$0.73	$0.61		$2.44
Net income per common share - diluted	$0.47	$0.63	$0.73	$0.61		$2.43

(1)	Included $32.6 million in the fourth quarter of 2015 and $3.2 million in the fourth quarter of 2014 losses due to impairments. See Note 6 – Property, Plant and Equipment and Intangible Assets.
(2)	Included a provisional goodwill impairment of $290.0 million in the fourth quarter of 2015. See Note 4 –Business Acquisitions.